Subsequent Events (Detail) - USD ($)				6 Months Ended
	Aug. 10, 2017	Feb. 01, 2017	Jan. 03, 2017	Jun. 30, 2017	Dec. 31, 2016	May 31, 2016	Nov. 16, 2012
Subsequent Event [Line Items]
Installment loans provided by a third party financing provider			$ 4,000
Minimum | Vivint Flex Pay
Subsequent Event [Line Items]
Term of loan			42 months	42 months
Maximum | Vivint Flex Pay
Subsequent Event [Line Items]
Term of loan			60 months	60 months
Senior Notes
Subsequent Event [Line Items]
Face amount							$ 1,300,000,000
Debt instrument interest rate				7.875%
Citizens
Subsequent Event [Line Items]
Consumer financing program, term of agreement			5 years
Consumer financing program, term of agreement renewal			1 year
Citizens | Minimum
Subsequent Event [Line Items]
Percent of credit losses			5.00%
Citizens | Maximum
Subsequent Event [Line Items]
Percent of credit losses			100.00%
7.875% Senior Secured Notes Due 2022 | Senior Notes
Subsequent Event [Line Items]
Face amount		$ 300,000,000				$ 500,000,000
Debt instrument, redemption price, percentage		108.25%
Debt instrument interest rate				7.875%	7.875%	7.875%
7.625% Senior Notes due 2023 | Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Face amount	$ 400,000,000
Debt instrument interest rate	7.625%
Senior Notes Due 2019 | Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Repayments of long-term debt	$ 150,000,000